Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 10. Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized.

There is no current or deferred tax expense for 2016 and 2015, due to the Company’s loss position. Realization of the future tax benefits related to the deferred tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carryforward period. Management has considered these factors in reaching its conclusion as to the valuation allowance for financial reporting purposes and has recorded a full valuation allowance against the deferred tax asset. The income tax effect, utilizing a 34% income tax rate, of temporary differences comprising the deferred tax assets and deferred tax liabilities is a result of the following at December 31:

	2016	2015
Deferred tax assets:
Net operating loss and contribution carryforwards	$3,217,000	$2,646,000
Intangible asset	158,000	84,000
Capital loss carryforward	236,000	-
Stock-based compensation	139,000	46,000
	3,750,000	2,776,000
Valuation allowance	(3,750,000)	(2,776,000)
Net deferred tax assets	$-	$-

The 2016 increase in the valuation allowance was $974,000 (2015: $154,000).

The Company has available net operating loss and contribution carryforwards of approximately $9,302,000 for tax purposes to offset future taxable income which expire commencing 2018 through to the year 2036. The capital loss carryforward expires during 2018. Pursuant to the Tax Reform Act of 1986, annual utilization of the Company’s net operating loss and contribution carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period. The tax years 2014 through 2016 remain open to examination by federal agencies and other jurisdictions in which it operates.

A reconciliation between the statutory federal income tax rate (34%) and the effective rate of income tax expense for the years ended December 31 follows:

	2016	2015
Statutory federal income tax rate	34%	34%
Permanent differences and other	13%	(22)%
Valuation allowance	(47)%	(12)%
	0%	0%